COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2013 were as follows:

Twelve-month period ending December 31,

2014	$1,837,773
2015	$1,684,326
2016	$105,598
2017	$58,051
2018	$29,523
Over 5 years	$61,507

$3,776,778

Schedule of Purchase Commitments
Purchase commitments
	At December 31,
	2011	2012	2013
	$	$	$
Commitments to purchase property, plant and equipment (1)	51,095,125	20,415,660	13,356,755
Commitments to purchase silicon raw materials (2)	1,314,053,548	899,304,092	845,131,131

	1,365,148,673	919,719,752	858,487,886

Schedule of Long-Term Supply Agreements

Based on the prevailing market as of December 31, 2013, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2014	$281,710,377
2015	$281,710,377
2016	$281,710,377

Total	$845,131,131

Property, Plant and Equipment [Member]
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2014	$12,672,844
2015	$666,323
2016	$17,588

Total	$13,356,755